Income Tax - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards		$ 139	$ 134
Inventory reserves		10	43
Expense accruals		14	22
Depreciation and amortization			14
Other		3	4
Subtotal		166	217
Valuation allowance		(22)	(27)
Deferred tax assets		144	190
Deferred tax liabilities:
Depreciation and amortization		2
Foreign earnings		25	23
Deferred tax liabilities		27	23
Net deferred tax assets		117	167
Balance sheet presentation
Current deferred taxes	23	13	60
Deferred income taxes	97	106	109
Other accrued expenses
Deferred employee benefits and other noncurrent liabilities		(2)	(2)
Net deferred tax assets		$ 117	$ 167